Revenues	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
REVENUES

NOTE 9:- REVENUES

Disaggregation of revenue:

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021

Sales of products	$3,985,773	$2,085,018	$1,719,918
NRE&POC Contracts and related services	45,330	419,878	355,837

	$4,031,103	$2,504,896	$2,075,755

	December 31,
	2023	2022
Contract balances:

Unbilled receivables	$182,735	$237,982

Unsatisfied performance obligation:

Unsatisfied performance obligation	$97,265	$90,122

The unsatisfied performance obligation will be recognized over the next twelve months.